Property, plant and equipment - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2023
Building
Property, plant and equipment
Estimated useful lives	26 years
Machinery and equipment
Property, plant and equipment
Estimated useful lives	18 years
Right-of-use assets
Property, plant and equipment
Estimated useful lives	3 years
Mining rights
Property, plant and equipment
Estimated useful lives	8 years
Other assets
Property, plant and equipment
Estimated useful lives	5 years